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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05898

                        Morgan Stanley Prime Income Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                   10036
(Address of principal executive offices)               (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/09 - 5/31/10

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05898
Reporting Period: 07/01/2009 - 05/31/2010
Morgan Stanley Prime Income Trust









====================== MORGAN STANLEY PRIME INCOME TRUST =======================


WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700108
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark J. Ruday            For       For          Management
2     Elect Director Charles Macaluso         For       For          Management
3     Elect Director Duncan H. Cocroft        For       For          Management
4     Elect Director Kenneth A. Ghazey        For       For          Management
5     Elect Director James D. Jackson         For       For          Management
6     Director Linda Koffenberger             For       For          Management


--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700AA6
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management

========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Prime Income Trust


By  (Signature and Title)* /s/ Randy Takian
                           -----------------------------------------
                           Randy Takian
                           President and Principal Executive Officer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.